QUARTERLY FINANCIAL RESULTS AND MARKET FOR THE COMPANY'S STOCK (UNAUDITED)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL RESULTS AND MARKET FOR THE COMPANY'S STOCK (UNAUDITED)

NOTE 18

QUARTERLY FINANCIAL RESULTS AND MARKET FOR THE COMPANY’S STOCK (UNAUDITED)

years ended December 31 (in millions, except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Full year
2017
Net sales	$2,475	$2,605	$2,707	$2,774	$10,561
Gross margin[1]	1,044	1,132	1,130	1,164	4,470
Income (loss) from continuing operations[1]	273	264	248	(61)	724
Income (loss) from continuing operations per common share[1]
Basic	0.50	0.49	0.46	(0.11)	1.33
Diluted	0.50	0.48	0.45	(0.11)	1.30
(Loss) income from discontinued operations, net of tax	(1)	1	3	(10)	(7)
(Loss) income from discontinued operations per common share
Basic	0.00	0.00	0.00	(0.02)	(0.01)
Diluted	(0.01)	0.00	0.00	(0.02)	(0.01)
Net income (loss)[1]	272	265	251	(71)	717
Net income (loss) per common share[1]
Basic	0.50	0.49	0.46	(0.13)	1.32
Diluted	0.49	0.48	0.45	(0.13)	1.29
Cash dividends declared per common share	0.130	0.160	0.160	0.160	0.610
Market price per common share
High	52.30	61.38	64.61	66.05	66.05
Low	44.44	52.29	59.50	61.45	44.44
2016
Net sales	$2,375	$2,585	$2,558	$2,645	$10,163
Gross margin[2]	966	973	1,073	1,104	4,116
Income from continuing operations[2]	3,387	1,212	127	240	4,966
Income from continuing operations per common share[2]
Basic	6.17	2.21	0.23	0.44	9.10
Diluted	6.13	2.19	0.23	0.44	9.01
(Loss) income from discontinued operations, net of tax	(7)	—	3	3	(1)
(Loss) income from discontinued operations per common share
Basic	(0.01)	0.00	0.01	0.01	(0.01)
Diluted	(0.01)	0.00	0.01	0.00	0.00
Net income[2]	3,380	1,212	130	243	4,965
Net income per common share[2]
Basic	6.16	2.21	0.24	0.45	9.09
Diluted	6.12	2.19	0.24	0.44	9.01
Cash dividends declared per common share	0.115	0.130	0.130	0.130	0.505
Market price per common share
High	41.28	46.39	49.03	49.16	49.16
Low	34.76	41.31	45.09	43.63	34.76
[1]

The first quarter of 2017 included charges of $17 million related to business optimization, separation-related costs and historical rebate and discount adjustments. The second quarter of 2017 included charges of $57 million related to business optimization, separation-related costs, Venezuela deconsolidation costs, Claris acquisition and integration expenses and adjustments to historical product reserves. The third quarter of 2017 included charges of $82 million related to business optimization, separation-related costs, Hurricane Maria costs, Claris acquisition and integration expenses and SIGMA SPECTRUM infusion pump inspection and remediation activities. The fourth quarter of 2017 included charges of $388 million related to business optimization, separation-related costs, Claris acquisition and integration expenses, Hurricane Maria costs, litigation and contractual disputes for business arrangements in which the company is no longer engaged or a party thereto and the impact of tax reform in the United States.

[2]

The first quarter of 2016 included benefits of $3.1 billion related to business optimization, separation-related costs, Retained Shares transactions, a loss on debt extinguishment, and product-related items. The second quarter of 2016 included benefits of $1.0 billion related to business optimization, separation-related costs, Retained Shares transactions, and asset impairment. The third quarter of 2016 included charges of $155 million related to business optimization, separation-related costs, a loss on debt extinguishment, and a tax matter. The fourth quarter of 2016 included charges of $47 million related to business optimization, Gambro integration costs, product-related items, separation-related costs, and reserve items and adjustments.